SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.7%

Communication Services — 8.6%
Alphabet, Cl A *	8,291	$1,158
Alphabet, Cl C *	376	53
Electronic Arts	2,397	328
Meta Platforms, Cl A *	471	167

		1,706
Consumer Discretionary — 14.6%
Amazon.com *	411	62
AutoZone *	21	54
Booking Holdings *	153	543
Domino's Pizza	778	321
H&R Block	1,387	67
McDonald's	881	261
NVR *	66	462
O'Reilly Automotive *	591	561
Ulta Beauty *	275	135
Yum! Brands	3,128	409

		2,875
Consumer Staples — 10.8%
Altria Group	9,210	372
Coca-Cola	6,459	381
Colgate-Palmolive	3,521	281
Monster Beverage *	4,034	232
PepsiCo	727	123
Philip Morris International	4,923	463
Procter & Gamble	1,897	278

		2,130
Financials — 12.1%
American Express	178	33
FactSet Research Systems	822	392
Mastercard, Cl A	1,317	562
Moody's	988	386
MSCI, Cl A	744	421
Visa, Cl A	2,280	594

		2,388
Health Care — 11.6%
AbbVie	169	26
Bristol-Myers Squibb	4,057	208
Eli Lilly	36	21
Hologic *	4,906	350
Johnson & Johnson	3,570	560
Merck & Co	4,629	505
Mettler-Toledo International *	178	216
Vertex Pharmaceuticals *	1,010	411

		2,297
Industrials — 7.2%
Fastenal	7,037	456
Paychex	3,148	375
Robert Half	2,328	204

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Verisk Analytics, Cl A	1,587	$379

		1,414
Information Technology — 34.8%
Adobe *	504	301
Apple	9,035	1,739
Autodesk *	558	136
Broadcom	530	591
Cadence Design Systems *	2,219	604
Cisco Systems	3,894	197
Dolby Laboratories, Cl A	1,393	120
Keysight Technologies *	1,903	303
Manhattan Associates *	895	193
Microsoft	4,638	1,744
QUALCOMM	1,556	225
Texas Instruments	2,463	420
VeriSign *	1,501	309

		6,882
Total Common Stock
(Cost $16,851) ($ Thousands)		19,692

Total Investments in Securities — 99.7%
(Cost $16,851) ($ Thousands)		$19,692

Percentages are based on Net Assets of $19,756 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.5%

Communication Services — 4.3%
Alphabet, Cl C *	64	$9
Meta Platforms, Cl A *	3,577	1,266
TKO Group Holdings, Cl A	1,641	134

		1,409
Consumer Discretionary — 15.6%
Amazon.com *	485	74
AutoZone *	297	768
Chipotle Mexican Grill, Cl A *	115	263
Deckers Outdoor *	925	618
DR Horton	5,187	789
Genuine Parts	3,523	488
Lululemon Athletica *	790	404
O'Reilly Automotive *	761	723
PulteGroup	1,154	119
Toll Brothers	4,057	417
Ulta Beauty *	339	166
Wingstop	1,123	288

		5,117
Consumer Staples — 6.9%
Archer-Daniels-Midland	588	42
General Mills	7,649	498
Hershey	3,292	614
Lamb Weston Holdings	5,606	606
Mondelez International, Cl A	6,896	500

		2,260
Energy — 2.6%
Halliburton	2,226	80
Schlumberger	12,659	659
TechnipFMC	6,356	128

		867
Financials — 9.8%
Aflac	2,026	167
Apollo Global Management	5,383	502
Arch Capital Group *	8,054	598
Blackstone	144	19
Chubb	86	19
Erie Indemnity, Cl A	979	328
FactSet Research Systems	803	383
Fiserv *	1,114	148
Shift4 Payments, Cl A *	1,972	147
Unum Group	3,263	147
W R Berkley	5,834	413
WEX *	1,745	339

		3,210
Health Care — 10.2%
AbbVie	869	135
Acadia Healthcare *	1,789	139
Cigna	199	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dexcom *	1,597	$198
GE HealthCare Technologies	1,877	145
Gilead Sciences	8,210	665
Humana	1,211	554
McKesson	1,711	792
Merck & Co	2,031	222
Penumbra *	1,392	350
Stryker	280	84

		3,344
Industrials — 16.1%
Axon Enterprise *	2,663	688
Booz Allen Hamilton Holding, Cl A	5,108	653
Builders FirstSource *	4,751	793
Clean Harbors *	2,034	355
General Electric	583	74
Hubbell, Cl B	1,118	368
nVent Electric	2,035	120
Parker-Hannifin	1,774	817
Republic Services, Cl A	4,308	711
Trane Technologies	1,761	430
Vertiv Holdings, Cl A	5,337	256

		5,265
Information Technology — 33.3%
Apple	14,447	2,781
Arista Networks *	4,460	1,050
Cadence Design Systems *	3,221	877
Crowdstrike Holdings, Cl A *	1,757	449
Fair Isaac *	109	127
Jabil	5,106	650
Manhattan Associates *	2,512	541
Microsoft	3,576	1,345
NVIDIA	3,092	1,531
ON Semiconductor *	6,583	550
Palo Alto Networks *	2,437	719
Synopsys *	613	316

		10,936
Materials — 0.2%
Chemours	1,283	41
Reliance Steel & Aluminum	65	18

		59
Utilities — 0.5%
National Fuel Gas	3,410	171

Total Common Stock
(Cost $28,183) ($ Thousands)		32,638

Total Investments in Securities — 99.5%
(Cost $28,183) ($ Thousands)		$32,638

SEI Exchange Traded Funds

Percentages are based on Net Assets of $32,788 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.2%

Communication Services — 12.2%
Alphabet, Cl A *	5,325	$744
Alphabet, Cl C *	3,414	481
AT&T	44,769	751
Comcast, Cl A	7,028	308
Meta Platforms, Cl A *	2,470	874
Omnicom Group	1,759	152
Playtika Holding *	780	7
TripAdvisor *	4,288	93
Verizon Communications	21,503	811

		4,221
Consumer Discretionary — 11.3%
Amazon.com *	575	87
eBay	4,562	199
Ford Motor	16,563	202
General Motors	17,679	635
H&R Block	6,722	325
Lennar, Cl A	4,827	719
Lennar, Cl B	563	76
Macy's	10,292	207
PulteGroup	9,661	997
Toll Brothers	4,258	438

		3,885
Consumer Staples — 7.6%
Albertsons, Cl A	6,542	151
Altria Group	15,876	641
Bunge Global	3,189	322
Ingredion	748	81
Kraft Heinz	15,581	576
Kroger	16,438	751
Seaboard	6	21
Walgreens Boots Alliance	3,109	81

		2,624
Energy — 1.7%
Chesapeake Energy	2,722	210
Chevron	194	29
Marathon Petroleum	724	107
Occidental Petroleum	519	31
Southwestern Energy *	5,518	36
Valero Energy	1,448	188

		601
Financials — 12.0%
Affiliated Managers Group	1,560	236
Ally Financial	11,762	411
American International Group	10,464	709
Brighthouse Financial *	2,790	148
Capital One Financial	6,509	853
Janus Henderson Group	3,127	94
Jefferies Financial Group	7,970	322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MGIC Investment	11,849	$229
New York Community Bancorp	26,349	269
Popular	455	37
Synchrony Financial	16,967	648
Western Union	15,838	189

		4,145
Health Care — 16.8%
AbbVie	950	147
Bristol-Myers Squibb	5,221	268
Cardinal Health	9,324	940
Cigna	906	272
CVS Health	8,525	673
DaVita *	207	22
Gilead Sciences	8,628	699
Henry Schein *	425	32
Laboratory Corp of America Holdings	2,157	490
McKesson	2,132	987
Pfizer	16,507	475
Quest Diagnostics	2,228	307
Viatris, Cl W	45,600	494

		5,806
Industrials — 4.3%
Allison Transmission Holdings	4,183	243
American Airlines Group *	24,546	337
Avis Budget Group	405	72
FedEx	125	32
ManpowerGroup	443	35
Owens Corning	2,602	386
Ryder System	1,645	189
Schneider National, Cl B	2,085	53
Science Applications International	1,156	144

		1,491
Information Technology — 26.6%
Amdocs	4,592	404
Apple	7,559	1,455
AppLovin, Cl A *	3,167	126
Arrow Electronics *	2,713	332
Avnet	3,588	181
Cisco Systems	2,452	124
Cognizant Technology Solutions, Cl A	1,955	148
Dell Technologies, Cl C	1,398	107
Dropbox, Cl A *	9,916	292
DXC Technology *	9,018	206
F5 *	2,101	376
Gen Digital	2,248	51
Hewlett Packard Enterprise	33,577	570
HP	22,941	690
Intel	8,890	447
International Business Machines	2,189	358
Jabil	3,016	384
Microsoft	3,539	1,331

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NCR Voyix *	1,527	$26
Oracle	2,426	256
Skyworks Solutions	5,893	662
Teradata *	4,000	174
Vontier	6,059	209
Zoom Video Communications, Cl A *	3,527	254

		9,163
Materials — 3.4%
Berry Global Group	4,658	314
International Paper	6,584	238
LyondellBasell Industries, Cl A	4,512	429
Steel Dynamics	1,776	210

		1,191
Utilities — 3.3%
Consolidated Edison	4,046	368
National Fuel Gas	3,340	168
PG&E	7,428	134
Vistra	11,793	454

		1,124
Total Common Stock
(Cost $29,907) ($ Thousands)		34,251

Total Investments in Securities — 99.3%
(Cost $29,933) ($ Thousands)		$34,277

Percentages are based on Net Assets of $34,508 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.2%

Communication Services — 11.1%
Alphabet, Cl A *	1,172	$164
Alphabet, Cl C *	3,792	534
AT&T	47,628	799
Comcast, Cl A	16,357	717
Fox	747	21
Omnicom Group	8,622	746
T-Mobile US	1,244	199
Verizon Communications	23,762	896

		4,076
Consumer Discretionary — 4.2%
Amazon.com *	611	93
AutoZone *	67	173
Genuine Parts	991	137
Grand Canyon Education *	1,186	157
H&R Block	7,104	344
McDonald's	1,839	545
Service Corp International	318	22
Yum! Brands	620	81

		1,552
Consumer Staples — 10.9%
Colgate-Palmolive	4,030	321
General Mills	8,757	571
Hershey	2,879	537
J M Smucker	4,244	536
Kellanova	1,574	88
Mondelez International, Cl A	1,137	82
Procter & Gamble	6,646	974
Walmart	5,688	897

		4,006
Energy — 3.0%
Chevron	5,535	825
Kinder Morgan	13,998	247
Marathon Petroleum	316	47

		1,119
Financials — 8.3%
Allstate	1,469	206
Berkshire Hathaway, Cl B *	1,460	521
Chubb	2,383	539
Loews	1,222	85
Markel Group *	320	454
Marsh & McLennan	450	85
Travelers	1,561	297
W R Berkley	9,776	691
White Mountains Insurance Group	117	176

		3,054
Health Care — 17.8%
Bristol-Myers Squibb	9,432	484
Cardinal Health	7,843	791

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chemed	169	$99
CVS Health	3,824	302
Gilead Sciences	9,683	784
Johnson & Johnson	6,825	1,070
McKesson	1,803	835
Merck & Co	10,065	1,097
Pfizer	21,269	612
Quest Diagnostics	3,552	490

		6,564
Industrials — 10.6%
3M	756	83
Expeditors International of Washington	5,821	740
Genpact	2,152	75
Landstar System	1,654	320
MSC Industrial Direct, Cl A	1,951	197
Republic Services, Cl A	5,332	879
Robert Half	1,884	166
Snap-on	391	113
Verisk Analytics, Cl A	2,956	706
Waste Management	3,589	643

		3,922
Information Technology — 25.8%
Accenture, Cl A	1,851	650
Amdocs	5,702	501
Amphenol, Cl A	1,379	137
Apple	8,134	1,566
Arrow Electronics *	2,936	359
Avnet	3,959	199
Cisco Systems	17,534	886
Dolby Laboratories, Cl A	2,827	244
Jabil	983	125
Juniper Networks	10,100	298
Manhattan Associates *	1,269	273
Microsoft	5,882	2,212
Oracle	10,342	1,090
Roper Technologies	1,703	928
Texas Instruments	163	28

		9,496
Materials — 2.1%
NewMarket	182	99
Reliance Steel & Aluminum	1,780	498
Silgan Holdings	3,930	178

		775
Utilities — 5.4%
Atmos Energy	1,600	185
CMS Energy	352	21
Consolidated Edison	8,432	767
DTE Energy	1,143	126
Duke Energy	7,128	692

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
National Fuel Gas	3,913	$196

		1,987
Total Common Stock
(Cost $35,653) ($ Thousands)		36,551

Total Investments in Securities — 99.4%
(Cost $35,725) ($ Thousands)		$36,625

Percentages are based on Net Assets of $36,858 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations
Cl — Class

SEI Exchange Traded Funds